Mandatory convertible debentures, Key Inputs Mandatory Convertible Debentures (FY) (Details) - Debentures Subject to Mandatory Redemption [Member] - Devvio Inc. [Member]	Jul. 31, 2024
Probability of De-SPAC Transaction Closing by Maturity Date [Member]
Key Inputs Mandatory Convertible Debentures [Abstract]
Debt instrument measurement input	0.85
Risk-free Interest Rate [Member]
Key Inputs Mandatory Convertible Debentures [Abstract]
Debt instrument measurement input	0.0442
Expected Term (Years) [Member]
Key Inputs Mandatory Convertible Debentures [Abstract]
Debt instrument measurement input	0.19
Expected Annual Volatility for the Company [Member]
Key Inputs Mandatory Convertible Debentures [Abstract]
Debt instrument measurement input	0.925
Expected Annual Volatility for Focus Impact [Member]
Key Inputs Mandatory Convertible Debentures [Abstract]
Debt instrument measurement input	0.025
Common Conversion Ratio [Member]
Key Inputs Mandatory Convertible Debentures [Abstract]
Debt instrument measurement input	0.083
Foreign Exchange Rate [Member]
Key Inputs Mandatory Convertible Debentures [Abstract]
Debt instrument measurement input	0.7242
DevvStream Holdings, Inc. [Member] | Probability of De-SPAC Transaction Closing by Maturity Date [Member]
Key Inputs Mandatory Convertible Debentures [Abstract]
Debt instrument measurement input	0.85
DevvStream Holdings, Inc. [Member] | Risk-free Interest Rate [Member]
Key Inputs Mandatory Convertible Debentures [Abstract]
Debt instrument measurement input	0.0442
DevvStream Holdings, Inc. [Member] | Expected Term (Years) [Member]
Key Inputs Mandatory Convertible Debentures [Abstract]
Debt instrument measurement input	0.19
DevvStream Holdings, Inc. [Member] | Expected Annual Volatility for the Company [Member]
Key Inputs Mandatory Convertible Debentures [Abstract]
Debt instrument measurement input	0.925
DevvStream Holdings, Inc. [Member] | Expected Annual Volatility for Focus Impact [Member]
Key Inputs Mandatory Convertible Debentures [Abstract]
Debt instrument measurement input	0.025
DevvStream Holdings, Inc. [Member] | Common Conversion Ratio [Member]
Key Inputs Mandatory Convertible Debentures [Abstract]
Debt instrument measurement input	0.083
DevvStream Holdings, Inc. [Member] | Foreign Exchange Rate [Member]
Key Inputs Mandatory Convertible Debentures [Abstract]
Debt instrument measurement input	0.7242